LONG-TERM INVESTMENTS, NET - Amortized cost of held-to-maturity investments with stated contractual dates (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LONG-TERM INVESTMENTS, NET
Due in 1 year through 5 years	¥ 1,729,602	¥ 147,529